Stockholders' deficit, Common Stock (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 19, 2019 USD ($) $ / shares shares	May 06, 2019 USD ($) $ / shares shares	Mar. 15, 2019	Jan. 08, 2019 USD ($) shares	Dec. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2018 shares	Oct. 29, 2018 USD ($)
Common Stock [Abstract]
Common stock, shares authorized (in shares)						16,303,928	88,000,000
Reverse stock split ratio			0.0385
Common stock, shares issued (in shares)						11,661,485	47,977,390
Common stock, shares outstanding (in shares)						11,661,485	47,977,390
Units issued in private placement offering (in shares)					1,425,641
Number of shares issuable per unit (in shares)							1.1
Share price (in dollars per share) | $ / shares					$ 1.95
Gross proceeds from private placement offering | $					$ 2,800
Share issuance costs | $					100
Net proceeds from private placement offering | $					$ 2,700
Filing period of registration statement following closing date							60 days
Acquisitions | $							$ (6,071)
Purchase price | $		$ 146,569
Common stock shares issued (in shares)		33,130,806
Common stock, par value (in dollars per share) | $ / shares		$ 0.001				$ 0.001	$ 0.001
Reserved Shares of Common Stock for Future Issuance [Abstract]
Conversion of Series E (in shares)							1,760,903
Exercise of options to purchase common stock (in shares)							7,791,833
Warrants to purchase common stock (in shares)							16,981,854
Notes payable (in shares)							4,437,500
Total (in shares)						0	30,972,090
Halo Acquisition [Member]
Common Stock [Abstract]
Ownership percentage	100.00%
TruPet, LLC [Member]
Common Stock [Abstract]
Initial ownership interest acquired		93.00%					7.00%
Acquisition (in shares)		(1,011,748)
Acquisitions | $		$ (6,012)
Common stock shares issued (in shares)		15,027,533
Bona Vida, Inc. [Member]
Common Stock [Abstract]
Share price (in dollars per share) | $ / shares		$ 6.00
Initial ownership interest acquired		100.00%
Amount of change of control payment | $									$ 500
Number of shares of common stock to be issued in consideration for change of control payment (in shares)		100,000
Purchase price | $		$ 108,620
Common stock shares issued (in shares)		18,103,273
PIPE Transaction [Member]
Common Stock [Abstract]
Units issued in private placement offering (in shares)		5,744,991
Share price (in dollars per share) | $ / shares		$ 3.00
Net proceeds from private placement offering | $		$ 15,700
Halo Acquisition [Member]
Common Stock [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.82
Initial ownership interest acquired	100.00%
Purchase price | $	$ 38,244
Common stock shares issued (in shares)	2,134,390
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Warrant [Member]
Common Stock [Abstract]
Number of shares issuable per unit (in shares)					0.5			0.5
Warrants, exercisable period							2 years
Warrants, exercise price (in dollars per share) | $ / shares							$ 3.90
Common Stock [Member]
Common Stock [Abstract]
Number of shares issuable per unit (in shares)					1			1
Net proceeds from private placement offering | $				$ 100		$ 2,600
Units issued in private placement offering (in shares)				25,641		1,400,000	0
Acquisition (in shares)							(1,012,000)
Acquisitions | $							$ (1)
Common Stock [Member] | PIPE Transaction [Member]
Common Stock [Abstract]
Number of shares issuable per unit (in shares)		1